Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Profit/(loss) for the year	$ 161,397		$ 61,979		$ (11,507)
Items included in net income not affecting cash flows:
Depreciation and amortization	108,902		123,255		128,639
Amortization of deferred debt issuance cost	2,972		2,902		2,550
(Gain) / loss, disposal of property, plant and equipment	18		0		0
(Gain)/loss, sale of vessel	0		(19,513)		(15,153)
Fair value (gain)/loss on derivative financial liabilities	504		(14,983)		(12,450)
Impairment of equity accounted investment	0		637		0
Compensation related to options and restricted stock	3,233		4,133		4,347
Net foreign exchange differences	(32)		(73)		0
(Gain)/loss modification of debt	(693)		(669)		(3,049)
Share of profit in associated companies	0		(1,327)		(1,278)
Changes in operating assets and liabilities:
Accounts receivable and accrued revenues	(16,383)		(28,703)		(301)
Capitalized voyage expenses	250		(1,403)		(356)
Prepaid expenses	(3,007)		(3,537)		523
Accounts payable and accrued expenses	(5,232)		5,573		1,510
Deferred shipping revenues	222		(693)		(11,372)
Bunker inventory	(738)		327		(21,542)
Net cash provided by operating activities	251,411		127,906		60,562
Cash flows from investing activities
Investment in vessels	(128,081)		(9,902)		(174,558)
Proceeds from sale of vessels	0		112,399		87,062
Purchase of non-controlling interest in subsidiary	0		(2)		0
Acquisition of subsidiary, net of cash paid	0		8,267		0
Dividend received from associated company	0		0		1,031
Proceeds from sale of derivatives	3,256		0		0
Investment in other property, plant and equipment	(152)		(243)		(48)
Net cash (used in)/provided by investing activities	(124,977)		110,518		(86,512)
Cash flows from financing activities
Cash dividends paid	(186,672)		(19,679)		(22,083)
Dividends paid to non-controlling interest	(590)		0		0
Repayment principal element of lease liability	(1,424)		(1,090)		(611)
Issuance of long-term debt	339,633		4,008		355,840
Purchase of treasury shares	(18,808)		(24,758)		(32,178)
Repayment of long-term debt	(309,902)		(131,825)		(283,000)
Net cash (used in)/provided by financing activities	(177,763)		(173,343)		17,967
Net (decrease)/increase in cash and cash equivalents	(51,329)		65,081		(7,983)
Net foreign exchange difference	119		209		0
Cash and cash equivalents at beginning of period	125,948	[1],[2]	60,658		68,641
Cash and cash equivalents at end of period	74,738	[1],[2]	125,948	[1],[2]	60,658
Specification of items included in operating activities:
Interest paid	29,480		23,450		23,196
Interest received	$ 5,076		$ 1,481		$ 6

[1]	Cash and cash equivalents include $370 thousand in restricted cash in 2023 and $316 thousand in restricted cash in 2022, including employee withholding tax.
[2]	Amounts carried at amortized cost.